Schedule of Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value of Plan Assets

The following table sets forth by level, within the fair value hierarchy, the Plan's assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

		Fair Value Measurement at December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$137,527,637	$137,527,637	$—	$—
Core Laboratories Inc. common stock	3,734,349	3,734,349	—	—
Net assets in fair value hierarchy	141,261,986	$141,261,986	$—	$—
Investments measured at NAV(1)	16,145,627
Total	$157,407,613

		Fair Value Measurement at December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Mutual funds	$132,434,560	$132,434,560	$—	$—
Core Laboratories Inc. common stock	4,462,997	4,462,997	—	—
Net assets in fair value hierarchy	136,897,557	$136,897,557	$—	$—
Investments measured at NAV(1)	18,919,193
Total	$155,816,750

(1) In accordance with Accounting Standards Codification "ASC" 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the fair value of the Plan's assets at the end of each respective year.

Fair Value of Investments in Entities that Use NAV

	Fair value as of December 31,		Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
Collective Trust *	2025	2024
Putnam Stable Value Fund	$16,145,627	$18,919,193	N/A	Daily	None	None

* The underlying investments held in the collective trust funds are equity or debt securities held to replicate the performance of various indexes. The collective trust funds are valued at the NAV per share as determined by the manager of the funds multiplied by the number of shares held as of the measurement date.